Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,531
Impairment provision at period end	2,891	€ 2,531
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,531	2,549
Allowances	613	598
Inclusion of companies		(38)
Transfers	12
Amounts applied	(397)	(545)
Translation differences and other	132	(33)
Impairment provision at period end	€ 2,891	€ 2,531